Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (948,452)	$ (165,456)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Stock issued for services	0	102,700
Depreciation of music inventory	282	814
Change in fair value of derivative liability	419,711	(905,940)
Amortization of debt discounts	31,709	111,141
Default interest added to notes principal balance	0	67,188
Changes in operating assets and liabilities:
Accounts receivable	(11,040)
Accounts payable and accrued liabilities	29,142	26,410
Accrued interest payable on notes payable	346,910	359,539
Accrued consulting fees	119,800	240,000
Net Cash Used by Operating Activities	(11,938)	(163,604)
CASH FLOWS FROM INVESTING ACTIVITIES:
Music inventory	0	(620)
Trademark costs	0	(800)
Payments from loans receivable, related party	0	(6,990)
Net Cash Used by Investing Activities	0	(8,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	(89)	43
Proceeds from standby equity agreement	8,598	55,732
Proceeds from notes payable	0	124,696
Repayments of notes payable to related parties	0	(8,457)
Proceeds from notes payable to related parties	4,500	0
Net Cash Provided by Financing Activities	13,009	172,014
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,071	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	1,071	0
Cash Payments For:
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Initial derivative liability charged to debt discounts	0	76,055
Forgiveness of accrued consulting fees by shareholders	1,154,017	0
Conversion of debt and accrued interest into common stock	$ 66,069	$ 350,472